Unaudited Proforma Results of Operation (Detail) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Loans At Acquisition Date [Line Items]
Revenue	$ 5,829,094	$ 18,796,309
Income (loss) from operations	$ (59,702,513)	$ (368,966)